SCHEDULE I - Consolidated Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Consolidated Summary of Investments Other Than Investments in Related Parties
PartnerRe Ltd.
Consolidated Summary of Investments
Other Than Investments in Related Parties
at December 31, 2019
(Expressed in thousands of U.S. dollars)

Type of investment	Cost (1)	Fair Value	Amount at which shown in the balance sheet
Fixed maturities
U.S. government and government sponsored enterprises	$1,409,996	$1,421,716	$1,421,716
U.S. states, territories and municipalities	124,602	157,234	157,234
Non-U.S. sovereign government, supranational and government related	3,232,352	3,255,154	3,255,154
Corporate bonds	2,583,276	2,662,089	2,662,089
Asset-backed securities	18,238	18,228	18,228
Residential mortgage-backed securities	3,100,387	3,166,290	3,166,290
Other mortgage-backed securities	86	3	3
Fixed maturities	$10,468,937	$10,680,714	$10,680,714
Equities
Banks, trust and insurance companies	$26,234	$46,404	$46,404
Industrial, miscellaneous and all other	795,196	1,248,760	1,248,760
Equities	$821,430	$1,295,164	$1,295,164
Short-term investments	$1,003,508	$1,003,421	$1,003,421
Other invested assets (2)		$2,399,885	$3,266,009
Investments in real estate (3)		$—	$71,834
Total		$15,379,184	$16,317,142

(1)	Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Original cost of equity securities.

(2)	Other invested assets shown in the Consolidated Balance Sheets in Item 18 also includes the Company’s investments accounted for using the equity method of accounting of $866 million.

(3)	Investments in real estate are carried at original cost less any impairments.